SHARE-BASED COMPENSATION- Schedule of thresholds and payout percentages for long term incentive program (Details) - Long term incentive plan	12 Months Ended
Dec. 31, 2025
Share based compensation [Line Items]
Index weight pay-out (in percentage)	50.00%
TSR equal to index
Share based compensation [Line Items]
Pay-out (in percentage)	80.00%
TSR 10% above index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	10.00%
Pay-out (in percentage)	90.00%
TSR 20% above index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	20.00%
Pay-out (in percentage)	100.00%
TSR 40% above index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	40.00%
Pay-out (in percentage)	110.00%
TSR 60% above index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	60.00%
Pay-out (in percentage)	120.00%
TSR 80% above index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	80.00%
Pay-out (in percentage)	130.00%
TSR 100% above index
Share based compensation [Line Items]
Total Shareholder Return over index (in percentage)	100.00%
Pay-out (in percentage)	150.00%
TSR below index
Share based compensation [Line Items]
Pay-out (in percentage)	0.00%